Loans	12 Months Ended
Dec. 31, 2011
Loans/Accrued Interest Receivable [Abstract]
LOANS
6.	LOANS

Major classifications of loans at December 31, 2011 and 2010 are summarized as follows:

December 31, (Dollars in thousands)	2011	2010
Commercial:
Commercial real estate	$547,010	$600,734
Commercial business loans	429,266	441,881
Commercial construction	233,545	268,314

Total commercial loans	1,209,821	1,310,929

Residential:
Residential real estate	623,955	687,565
Residential construction	5,581	11,157

Total residential loans	629,536	698,722

Consumer loans:
Home equity & lines of credit	268,793	288,875
Personal	73,094	94,036
Education	234,844	249,696
Automobile	160,041	154,144

Total consumer loans	736,772	786,751

Total loans	2,576,129	2,796,402

Allowance for losses	(54,213)	(45,366)

Loans, net	$2,521,916	$2,751,036

Included in the balance of residential loans are approximately $1.3 million of loans held for sale at December 31, 2011. As of December 31, 2010, the Bank did not have any loans held for sale. Loans held for sale are loans originated by the Bank to be sold to a third party under contractual obligation to purchase the loans from the Bank. These loans are carried at the lower of cost or market, determined on a net aggregate basis. For the year ended December 31, 2011, the Bank sold residential mortgage loans with an unpaid principal balance of approximately $56.3 million and recorded non-interest income of approximately $1.2 million related to the valuation of servicing rights and the gain recognized on the sale of these loans. The Bank retained the related mortgage servicing rights and receives a 25 basis point servicing fee. The Bank had no loan sales during 2010.

In the ordinary course of business, the Company has granted loans to executive officers and directors and their affiliates amounting to $202 thousand, $511 thousand and $319 thousand at December 31, 2011, 2010, and 2009, respectively. The amount of payoffs and repayments with respect to such loans during the years ended December 31, 2011, 2010 and 2009 totaled $310 thousand, $6 thousand and $46 thousand, respectively. There were $1 thousand, $198 thousand and $8 thousand, respectively, of new related party loans granted during the years ended December 31, 2011, 2010, and 2009.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable losses inherent in the loan portfolio. We evaluate the adequacy of the allowances for loan losses balance on loans on a quarterly basis. When additional allowances are necessary, a provision for loan losses is charged to earnings. The Company’s methodology for assessing the appropriateness of the allowance for loan losses consists of: (1) a specific valuation allowance on identified problem loans; (2) a general valuation allowance on the remainder of the loan portfolio; and (3) an unallocated component. Although we determine the amount of each element of the allowance separately, the entire allowance for loan losses is available to absorb losses in the loan portfolio. The Company charges-off the collateral deficiency on all loans at 90 days past due and all loans rated substandard or worse, as a result, no specific valuation allowance was maintained at December 31, 2011 and 2010.

The following tables set forth the activity in the allowance for loan losses by portfolio for the years ended December 31, 2011 and 2010:

December 31, 2011 (Dollars in thousands)	COMMERCIAL			RESIDENTIAL		CONSUMER
	Real Estate	Business	Construction	Real Estate	Construction	Home Equity & Equity Lines	Personal	Education	Auto	Not Allocated	Total
Allowance for credit losses:
Beginning balance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366
Charge-offs	8,508	5,897	16,063	968	36	587	1,643	147	1,185	—	35,034
Recoveries	651	1,027	3,333	28	—	461	310	—	571	—	6,381
Provision	9,318	5,839	18,225	706	71	10	2,211	129	991	—	37,500

Allowance ending balance	$16,254	$15,376	$14,791	$1,620	$65	$2,020	$1,855	$279	$1,403	$550	$54,213

Allowance ending balance
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	16,254	15,376	14,791	1,620	65	2,020	1,855	279	1,403	550	54,213

Total Allowance	$16,254	$15,376	$14,791	$1,620	$65	$2,020	$1,855	$279	$1,403	$550	$54,213

Financing receivable:
Ending balance
Individually evaluated for impairment	$38,324	$31,666	$40,349	$12,477	$1,850	$499	$436	$—	$97	$—	$125,698
Collectively evaluated for impairment	508,686	397,600	193,196	611,478	3,731	268,294	72,658	234,844	159,944	—	2,450,431

Total Portfolio	$547,010	$429,266	$233,545	$623,955	$5,581	$268,793	$73,094	$234,844	$160,041	$—	$2,576,129

December 31, 2010 (Dollars in thousands)	COMMERCIAL			RESIDENTIAL		CONSUMER
	Real Estate	Business	Construction	Real Estate	Construction	Home Equity & Lines of Credit	Personal	Education	Auto	Not Allocated	Total
Allowance for credit losses:
Beginning balance	$9,842	$20,515	$4,344	$5,460	$97	$2,169	$1,041	$903	$1,484	$—	$45,855
Charge-offs	22,210	14,505	29,631	918	—	2,106	984	198	1,090	—	71,642
Recoveries	162	171	—	2	—	71	208	—	339	—	953
Provision	26,999	8,226	34,583	(2,690)	(67)	2,002	712	(408)	293	550	70,200

Allowance ending balance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366

Allowance ending balance
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	14,793	14,407	9,296	1,854	30	2,136	977	297	1,026	550	45,366

Total Allowance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366

Financing receivable:
Ending balance
Individually evaluated for impairment	$28,769	$21,634	$31,519	$13,414	$308	$—	$89	$—	$70	$—	$95,803
Collectively evaluated for impairment	571,965	420,247	236,795	674,151	10,849	288,875	93,947	249,696	154,074	—	2,700,599

Total Portfolio	$600,734	$441,881	$268,314	$687,565	$11,157	$288,875	$94,036	$249,696	$154,144	$—	$2,796,402

The summary activity in the allowance for loan losses for all portfolios for the years ended December 31, 2011, 2010, and 2009, is as follows:

	2011	2010	2009
Balance, beginning of year	$45,366	$45,855	$36,905
Provision for loan losses	37,500	70,200	15,697
Charge-offs	(35,034)	(71,642)	(7,703)
Recoveries	6,381	953	956

Balance, end of year	$54,213	$45,366	$45,855

The provision for loan losses charged to expense is based upon past loan loss experience and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans under FASB ASC Topic 310 for Loans and Debt Securities. Under FASB ASC Topic 310 for Receivables, for all loan segments a loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. When all or a portion of the loan is deemed uncollectible, the uncollectible portion is charged-off. The measurement is based either on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. Most of the Company’s commercial loans are collateral dependent and therefore the Company uses the value of the collateral to measure the loss. Any collateral shortfall for loans that are 90 days past due are charged-off. Impairment losses are included in the provision for loan losses. Large groups of homogeneous loans are collectively evaluated for impairment, except for those loans restructured under a troubled debt restructuring.

Classified Loans

The Bank’s credit review process includes a risk classification of all commercial and residential loans that includes pass, special mention, substandard and doubtful. The classification of a loan may change based on changes in the creditworthiness of the borrower. The description of the risk classifications are as follows:

A loan is classified as pass when payments are current and it is performing under the original contractual terms. A loan is classified as special mention when the borrower exhibits potential credit weakness or a downward trend which, if not checked or corrected, will weaken the asset or inadequately protect the Bank’s position. While potentially weak, the borrower is currently marginally acceptable; no loss of principal or interest is envisioned. A loan is classified as substandard when the borrower has a well defined weakness or weaknesses that jeopardize the orderly liquidation of the debt. A substandard loan is inadequately protected by the current net worth and paying capacity of the obligor, normal repayment from this borrower is in jeopardy, and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. A loan is classified as doubtful when a borrower has all weaknesses inherent in one classified as substandard with the added provision that: (1) the weaknesses make collection of debt in full on the basis of currently existing facts, conditions and values highly questionable and improbable; (2) serious problems exist to the point where a partial loss of principal is likely; and (3) the possibility of loss is extremely high, but because of certain important, reasonably specific pending factors which may work to the advantage and strengthening of the assets, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens and additional refinancing plans. The Company charges-off the collateral deficiency on all loans classified as substandard or worse. In all cases, loans are placed on non-accrual when 90 days past due or earlier if collection of principal or interest is considered doubtful.

The following tables set forth the amounts of classified asset categories for the commercial and residential loan portfolios at December 31, 2011 and 2010:

Commercial and Residential Loans
Credit Risk Internally Assigned
(Dollars in thousands)
	December 31, 2011
	Commercial		Commercial		Commercial		Residential		Residential
	Real Estate		Business		Construction		Real Estate		Construction		Total
Grade
Pass	$499,976	91%	$367,525	86%	$175,825	75%	$611,478	98%	$3,731	67%	$1,658,535	90%
Special Mention	8,710	2%	30,075	7%	17,371	8%	—	—%	—	—%	56,156	3%
Substandard	31,382	6%	27,672	6%	30,483	13%	12,477	2%	1,850	33%	103,864	6%
Doubtful	6,942	1%	3,994	1%	9,866	4%	—	—%	—	—%	20,802	1%

Total	$547,010	100%	$429,266	100%	$233,545	100%	$623,955	100%	$5,581	100%	$1,839,357	100%

	December 31, 2010
	Commercial		Commercial		Commercial		Residential		Residential
	Real Estate		Business		Construction		Real Estate		Construction		Total
Grade
Pass	$558,679	93%	$408,148	92%	$204,824	76%	$674,151	98%	$10,849	97%	$1,856,651	92%
Special Mention	6,375	1%	9,557	2%	26,711	10%	—	—%	—	—%	42,643	2%
Substandard	26,044	4%	21,794	5%	19,996	8%	13,414	2%	106	1%	81,354	4%
Doubtful	9,636	2%	2,382	1%	16,783	6%	—	—%	202	2%	29,003	2%

Total	$600,734	100%	$441,881	100%	$268,314	100%	$687,565	100%	$11,157	100%	$2,009,651	100%

The Bank’s credit review process is based on payment history for all consumer loans. Generally, all consumer loans are charged-off when they become 90 days delinquent with the exception of education loans which are guaranteed by the government. The following tables set forth the consumer loan risk profile based on payment activity as of December 31, 2011 and 2010:

Consumer Credit Exposure
Credit Risk Profile Based on Payment Activity
(Dollars in thousands)
	December 31, 2011
	Home Equity & Lines of Credit		Personal		Education		Auto		Total
Performing	$268,294	100%	$72,658	99%	$206,421	88%	$159,944	100%	$707,317	96%
Non-performing	499	—%	436	1%	28,423	12%	97	—%	29,455	4%

Total	$268,793	100%	$73,094	100%	$234,844	100%	$160,041	100%	$736,772	100%

	December 31, 2010
	Home Equity & Lines of Credit		Personal		Education		Auto		Total
Performing	$288,875	100%	$93,947	100%	$221,808	89%	$154,074	100%	$758,704	96%
Non-performing	—	—%	89	—%	27,888	11%	70	—%	28,047	4%

Total	$288,875	100%	$94,036	100%	$249,696	100%	$154,144	100%	$786,751	100%

Loan Delinquencies and Non-accrual Loans

The Company monitors the past due and non-accrual status of loans in determining the loss classification, impairment status and in determining the allowance for loan losses. Generally, all loans past due 90 days are put on non-accrual status. Education loans greater than 90 days delinquent continue to accrue interest as they are government guaranteed with little risk of credit loss.

The following tables provide information about delinquent and non-accrual loans in the Company’s portfolio at the dates indicated:

Aged Analysis of Past Due and Non-accrual Financing Receivables

As of December 31, 2011

													Recorded
	30-59		60-89		> 90								Investment
	Days		Days		Days		Total				Total		>90 Days
	Past		Past		Past		Past				Financing		And	Non-
(Dollars in thousands)	Due		Due		Due		Due		Current		Receivables		Accruing	Accruing
Commercial:
Commercial real estate	$3,307	10%	$998	5%	$20,229	21%	$24,534	17%	$522,476	21%	$547,010	21%	$—	$29,367	27%
Commercial business loans	1,836	6%	3,020	16%	15,718	17%	20,574	14%	408,692	17%	429,266	17%	—	26,959	25%
Commercial construction	2,483	8%	461	3%	22,526	24%	25,470	17%	208,075	9%	233,545	9%	—	36,222	34%

Total commercial	$7,626	24%	$4,479	24%	$58,473	62%	$70,578	48%	$1,139,243	47%	$1,209,821	47%	$—	$92,548	86%

Residential:
Residential real estate	$2,654	8%	$1,544	8%	$6,159	6%	$10,357	7%	$613,598	25%	$623,955	24%	$—	$12,477	11%
Residential construction	—	0%	484	3%	1,850	2%	2,334	2%	3,247	0%	5,581	0%	—	1,850	2%

Total residential	$2,654	8%	$2,028	11%	$8,009	8%	$12,691	9%	$616,845	25%	$629,536	24%	$—	$14,327	13%

Consumer loans:
Home equity & lines of credit	925	3%	382	2%	208	0%	1,515	1%	267,278	11%	268,793	11%	$—	499	1%
Personal	524	2%	18	0%	405	0%	947	1%	72,147	3%	73,094	3%	—	436	0%
Education	18,209	57%	11,101	61%	28,423	30%	57,733	40%	177,111	7%	234,844	9%	28,423	—	0%
Automobile	1,753	6%	344	2%	—	0%	2,097	1%	157,944	7%	160,041	6%	—	97	0%

Total consumer	$21,411	68%	$11,845	65%	$29,036	30%	$62,292	43%	$674,480	28%	$736,772	29%	$28,423	$1,032	1%

Total	$31,691	100%	$18,352	100%	$95,518	100%	$145,561	100%	$2,430,568	100%	$2,576,129	100%	$28,423	$107,907	100%

Aged Analysis of Past Due and Non-accrual Financing Receivables

As of December 31, 2010

(Dollars in thousands)	30-59 Days Past Due		60-89 Days Past Due		> 90 Days Past Due		Total Past Due		Current		Total Financing Receivables		Recorded Investment >90 Days And Accruing	Non- Accruing
Commercial:
Commercial real estate	$2,243	6%	$520	3%	$16,158	22%	$18,921	15%	$581,813	22%	$600,734	21%	$—	$28,769	30%
Commercial business loans	4,810	13%	246	1%	6,712	9%	11,768	9%	430,113	16%	441,881	16%	—	21,634	23%
Commercial construction	4,706	13%	1,581	10%	14,110	19%	20,397	16%	247,917	9%	268,314	10%	—	31,519	33%

Total commercial	$11,759	32%	$2,347	14%	$36,980	50%	$51,086	40%	$1,259,843	47%	$1,310,929	47%	$—	$81,922	86%

Residential:
Residential real estate	$5,619	15%	$1,850	11%	$8,522	12%	$15,991	13%	$671,574	25%	$687,565	25%	$44	$13,414	14%
Residential construction	—	—%	—	—%	308	—%	308	—%	10,849	—%	11,157	—%	—	308	—%

Total residential	$5,619	15%	$1,850	11%	$8,830	12%	$16,299	13%	$682,423	25%	$698,722	25%	$44	$13,722	14%
Consumer loans:
Home equity & lines of credit	$906	2%	$100	1%	$—	—%	$1,006	1%	$287,869	11%	$288,875	10%	$—	$—	—%
Personal	1,064	3%	247	2%	8	—%	1,319	1%	92,717	4%	94,036	3%	—	89	—%
Education	16,156	44%	11,229	70%	27,888	38%	55,273	44%	194,423	7%	249,696	9%	27,888	—	—%
Automobile	1,537	4%	315	2%	—	—%	1,852	1%	152,292	6%	154,144	6%	—	70	—%

Total consumer	$19,663	53%	$11,891	75%	$27,896	38%	$59,450	47%	$727,301	28%	$786,751	28%	$27,888	$159	—%

Total	$37,041	100%	$16,088	100%	$73,706	100%	$126,835	100%	$2,669,567	100%	$2,796,402	100%	$27,932	$95,803	100%

Troubled Debt Restructured Loans

The Company determines whether a restructuring of debt constitutes a troubled debt restructuring in accordance with guidance under FASB ASC Topic 310 for Receivables. The Company considers a loan a troubled debt restructuring (“TDR”) when the borrower is experiencing financial difficulty and we grant a concession that we would not otherwise consider but for the borrower’s financial difficulties. A TDR includes a modification of debt terms or assets received in satisfaction of the debt (including a foreclosure or a deed in lieu of foreclosure) or a combination of types. The Bank evaluates selective criteria to determine if a borrower is experiencing financial difficulty, including the ability of the borrower to obtain funds from sources other than the Bank at market rates. The Bank considers all TDR loans as impaired loans and they are put on non-accrual status. The Bank will not consider the loan a TDR if the loan modification was a result of a customer retention program.

The Bank had 36 loans totaling $23.7 million and 36 loans totaling $26.7 million whose terms were modified in a manner that met the criteria for a TDR as of December 31, 2011 and December 31, 2010, respectively. As of December 31, 2011, 11 of the TDRs were commercial real estate loans with an aggregate outstanding balance of $7.8 million, 10 were commercial business loans with an aggregate outstanding balance of $9.9 million, one loan was a commercial construction loan with an outstanding balance of $3.9 and the remaining 14 loans were residential real estate loans with an aggregate outstanding balance of $2.1 million.

The Company does not restructure troubled consumer loans, thus all TDRs relate to commercial and residential loans. The following table summarizes information about TDRs as of and for the year ended December 31, 2011:

(Dollars in 000’s, except number of loans)	For the Year Ended December 31, 2011
	No. of Loans	Balance
Loans modified during the period in a manner that met the definition of a TDR	4	$1,801
Modifications granted:
Reduction of outstanding principal due	—	—
Deferral of principal amounts due	1	43
Temporary reduction in interest rate	1	60
Deferral of interest due	2	1,698
Below market interest rate granted	—	—
Outstanding principal balance immediately before and after modification	4	1,801
Aggregate principal charge-off recognized on TDRs outstanding at period end since origination	13	5,545
Outstanding principal balance at period end	36	23,709
TDRs that re-defaulted subsequent to being modified (in the past twelve months)	—	—

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the extent of the impairment in accordance with guidance under FASB ASC Topic 310 for Receivables. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value or discounted cash flows. However, collateral value is predominantly used to assess the fair value of an impaired loan. Those impaired loans not requiring an allowance represent loans for which the fair value of the collateral or expected repayments exceed the recorded investments in such loans.

Components of Impaired Loans

Impaired Loans For the Year Ended December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Using Cash Basis
Impaired loans with no related specific allowance recorded:
Commercial Real Estate	$29,367	$42,143	$—	$30,075	$—	$—
Commercial Business	26,959	34,182	—	25,051	—	—
Commercial Construction	36,222	60,114	—	41,087	—	—
Residential Real Estate	12,477	13,139	—	14,998	—	—
Residential Construction	1,850	1,850	—	1,006	—	—
Home Equity and Lines of Credit	499	504	—	428	—	—
Personal	436	830	—	575	—	—
Education	—	—	—	—	—	—
Auto	97	97	—	95	—	—

Total Impaired Loans:	$107,907	$152,859	—	$113,315	$—	—
Commercial	92,548	136,439	—	96,213	—	—
Residential	14,327	14,989	—	16,004	—	—
Consumer	1,032	1,431	—	1,098	—	—

Total	$107,907	$152,859	$—	$113,315	$—	$—

For the year ended December 31, 2010 (Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized*	Interest Income Recognized Using Cash Basis
Impaired loans with no related specific allowance recorded:
Commercial Real Estate	$28,769	$50,044	$—	$29,028	$6	$795
Commercial Business	21,634	32,114	—	13,870	—	71
Commercial Construction	31,519	61,150	—	33,946	—	—
Residential Real Estate	13,414	13,823	—	3,745	—	—
Residential Construction	308	722	—	302	—	—
Consumer Personal	159	159	—	339	—	—

Total Impaired Loans:	$95,803	$158,012	$—	$81,230	$6	$866
Commercial	81,922	143,308	—	76,844	6	866
Residential	13,722	14,545	—	4,047	—	—
Consumer	159	159	—	339	—	—

Total	$95,803	$158,012	$—	$81,230	$6	$866

The Company charged-off the collateral deficiency on all loans and as a result, no specific valuation allowance was required for any loans at December 31, 2011.

Non-performing loans (which includes non-accrual loans and loans past 90 days or more and still accruing) at December 31, 2011 and 2010 amounted to approximately $136.3 million and $123.8 million, respectively, and include $28.4 million and $27.9 million in guaranteed student loans, respectively. As of December 31, 2011, all impaired loans greater than 90 days delinquent are on a non-accrual status and all payments are applied to principal.